LINCOLN BENEFIT LIFE COMPANY
                          LAW AND REGULATION DEPARTMENT
                        2940 South 84th Street, Suite 1B3
                             Lincoln, NE 68506-4142


WILLIAM F. EMMONS                              Writer's Direct Dial 402 328-5710
Vice President, Assistant General                        Facsimile: 402 328-6117
Counsel and Assistant Secretary

May 3, 2004



VIA EDGAR

Securities and Exchange Commission
450 Fifth Street N.W.
Washington, D.C. 20549

RE: Lincoln Benefit Life Variable Annuity Account ("Registrant") 1933 Act File No. 333-82427
         1940 Act File No. 811-7924

Commissioners:

On behalf of Registrant, I certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), that:

         (1) the form of prospectus and statement of additional information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in the most recent amendment ("Amendment") to the above-referenced registration statement; and

         (2) Registrant electronically filed the text of the Amendment with the Commission.


Sincerely,

/s/ William F. Emmons

William F. Emmons
Vice President, Assistant General Counsel and Assistant Secretary